Pension and Postretirement Benefits (Net Periodic Benefit Cost (Income)) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Period in which the difference between market related value of assets is calculated in years, max	5		5
Period in which the difference between actual and estimated asset returns in MRVA is calculated	3		3
Market related value of assets	$ 336	$ 316	$ 336	$ 316
Pension [Member]
Service cost	1.6	1.5	3.1	2.9
Interest cost	4.3	4.3	8.6	8.6
Expected return on assets	(5.6)	(6.1)	(11.3)	(12.2)
Actuarial (gain) / loss	1.2	2.2	2.4	4.5
Prior service cost	0.3	0.6	0.7	1.1
Net periodic benefit cost / (income) before adjustments	1.8	2.5	3.5	4.9
Postretirement [Member]
Service cost		0.1	0.1	0.1
Interest cost	0.1	0.2	0.4	0.5
Expected return on assets			(0.1)	(0.1)
Actuarial (gain) / loss	(0.2)	(0.2)	(0.4)	(0.4)
Prior service cost
Net periodic benefit cost / (income) before adjustments	$ (0.1)	$ 0.1		$ 0.1